Selling, general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Selling, general and administrative expenses
Increase in selling, general and administrative (SG&A) expense	€ 125,000
Selling, general and administrative (SG&A) expense	284,295	€ 159,292	€ 147,691
Share-based compensation expenses	14,300	18,500
Selling, general and administrative expenses
Selling, general and administrative expenses
Personnel-related expenses	(168,326)	(126,366)	(119,450)
Rental and other facility-related expenses	(13,033)	(4,902)	(2,668)
IT expenses	(28,620)	(8,409)	(8,911)
Insurances and fees	(2,945)	(1,901)	(3,082)
Travel costs	(5,859)	(3,501)	(2,896)
Other transaction-related, certain legal and other expenses	(49,125)	(2,366)	(5,446)
Consulting and other services	(11,391)	(4,247)	(920)
Other	(4,995)	(7,600)	(4,319)
Total Selling, general and administrative expenses	€ (284,295)	€ (159,292)	€ (147,692)